CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 92,348		$ 67,598
Short-term investments	4,098		138,638
Investment securities, held-to-maturity (Fair value: 2020: $266; 2019: $0)	265		0
Accrued retrospective premiums	34,829		13,225
Other receivables	11,368		5,503
Reinsurance recoverable	0		481
Healthcare receivables	38,745		25,819
Other assets, current	8,129		1,692
Total current assets	189,782		252,956
Investment securities, available-for-sale, at fair value (Amortized cost: 2020: $53,953; 2019: $56,382)	53,963		56,428
Investment securities, held-to-maturity (Fair value: 2020: $471; 2019: $685)	429		663
Other assets	8,885		9,704
Property and equipment, net	2,078		1,940
Operating lease right-of-use assets	7,882		11,097
Goodwill	1,243		1,243
Other intangible assets	2,990		2,990
Total assets	267,252		337,021
Current liabilities
Unpaid claims	103,976		77,886
Accounts payable and accrued expenses	30,671		19,826
Accrued salaries and benefits	3,978		3,792
Operating lease liabilities	4,795		4,761
Current portion of notes and securities payable	20,803		18,481
Premium deficiency reserve	0		17,128
Other liabilities, current	5		14
Total current liabilities	164,228		141,888
Other liabilities	13,116		11,729
Notes and securities payable, net of discount and deferred issuance costs	106,413		57,917
Derivative liabilities	44,810		138,561
Warrants payable	97,782		17,672
Long-term operating lease liabilities	6,349		10,044
Total liabilities	432,698		377,811
Commitments and contingencies (Note 22)
Convertible Preferred stock (Series Seed A, A-1, B, C, and D), $0.0001 par value; 155,387,025 shares authorized as of December 31, 2020 and 2019; 139,444,346 shares; after reverse capitalization, issued and outstanding as of December 31, 2020 and 2019; aggregate liquidation preference of $470,256 as of December 31, 2020	447,747	[1]	447,747
Stockholders’ deficit:
Common stock, $0.0001 par value, 351,572,668 shares authorized; 89,972,184 and 88,674,206 issued; and 89,206,266 and 88,279,119 shares outstanding; after reverse capitalization as of December 31, 2020 and 2019, respectively	9		9
Additional paid-in capital	411,867		403,041
Accumulated other comprehensive income	10		46
Accumulated deficit	(1,028,982)		(891,633)
Clover shareholders’ deficit	(617,096)		(488,537)
Non-controlling interest	3,903		0
Total stockholders’ deficit	(613,193)		(488,537)
Total liabilities, convertible preferred stock and stockholders’ deficit	$ 267,252		$ 337,021

[1]	Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3 (Business Combination) for additional information.